NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share Reconciliation (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Preferred Stock
Antidilutive securities	2,692,100	4,586,539
Warrants
Antidilutive securities	21,152,285	4,563,625
Options
Antidilutive securities	4,060,000	4,060,000